ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 2,070,960
Balance at end of the year	697,009	$ 101,057	¥ 2,070,960
Reclassifications out of accumulated other comprehensive income to net loss	0		0	¥ 0
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	107,379		151,677	163,196
Balance at end of the year	124,464	$ 18,046	107,379	151,677
Foreign currency translation adjustments
Accumulated Other Comprehensive Income
Other comprehensive (loss)/income, net of tax	17,085		(44,298)	(11,519)
Other comprehensive income, tax	¥ 0		¥ 0	¥ 0